Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes
Income Taxes

Note 9.  Income Taxes

Through the Closing Date, while we were 100% owned by CWH, our operations were included in CWH’s income tax returns.  CWH is a real estate investment trust under the Internal Revenue Code of 1986, as amended, or the Code.  Accordingly, CWH is not subject to federal and most state income taxes provided it distributes its taxable income and meets certain other requirements to qualify as a real estate investment trust.  However, CWH is subject to certain state and local taxes.

From and after the Closing Date, we intend to qualify for taxation as a real estate investment trust under the Code.  As such, we expect to generally not be subject to federal and most state income taxation on our operating income provided we distribute our taxable income to our shareholders and meet certain requirements to qualify as a real estate investment trust. However, we expect to be subject to income tax in certain states and local jurisdictions despite our real estate investment trust status.